UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2018

Date of reporting period: July 31, 2018

Item 1. Reports to Stockholders.

ANNUAL REPORT
July 31, 2018

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class I Shares – OFDIX

O’Shaughnessy Market Leaders Value Fund
Class I Shares – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I Shares – OFSIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I Shares – OFMIX

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Summary	4
Expense Example	9
Sector Allocation of Portfolio Assets	11
Schedule of Investments	16
Statements of Assets and Liabilities	42
Statements of Operations	46
Statements of Changes in Net Assets	48
Financial Highlights	54
Notes to Financial Statements	61
Report of Independent Registered Public Accounting Firm	71
Notice to Shareholders	72
Householding	73
Information about Trustees and Officers	74
Privacy Notice	77

O’Shaughnessy Mutual Funds

All Cap Core Fund

For the fiscal year ended July 31, 2018, the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”) Class A shares returned 9.99% (with the effect of sales charges), 16.06% (without the effect of sales charges), Class C shares returned 15.77%, and Class I shares returned 16.36%, while the Russell 3000® Index returned 16.39% and the S&P 500® Index returned 16.24% for the same period.

Several positions detracted from performance, including Apple, Inc., Microsoft Corp. and Arch Coal, Inc.  Performance was boosted, however, by several over-weights to stocks such as Medifast Inc., Valero Energy Corp. and Boeing.

Based on our key factors of high yield, attractive valuation, and high momentum, the All Cap Core Fund benefitted from an overweight allocation to momentum and smaller capitalization stocks. An overweight allocation to value and yield detracted from returns.  Overall security selection detracted from returns and allocation effects contributed to returns. Stock selection within Energy and Consumer Staples contributed to returns while security selection within Consumer Discretionary and Information Technology detracted from returns. The All Cap Core Fund benefited from underweight allocations to Real Estate and Utilities, and an overweight to Energy.  An underweight allocation to Health Care and an overweight allocation to Consumer Discretionary detracted from relative returns.

Based on our key themes, we attempt to position the All Cap Core Fund with strong and consistent characteristic advantages versus its benchmark and relative to the overall market. Portfolio positions generally have higher levels of return on capital, better momentum, lower reliance on external financing, and trade at deep discounts across a number of valuation factors.

Enhanced Dividend Fund

For the fiscal year ended July 31, 2018, the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”) outperformed against its primary benchmark. Class I shares returned 14.03%, while the MSCI All Country World Index returned 10.97%.  However, the Russell 1000® Value Index returned 9.54% for the same period.

The Enhanced Dividend Fund benefited from allocations to Lukoil, Valero Energy Corp. and Boeing Co. The main detractors from return were holdings in Samsung, Societe Generale and BNP Paribas.

Over the past fiscal year, an overweight allocation to value and yield detracted from returns, while overweight exposures to earnings quality, financial strength, and earnings growth were significantly positive. Allocation effects detracted from returns while security selection contributed positively to returns. An overweight allocation to and security selection within Energy contributed to returns. An underweight allocation to, and security selection within, Industrials and Health Care also contributed to returns. Underweight allocations to Information Technology detracted from returns. Additionally, an overweight allocation to, and security selection within, Financials and Telecommunication Services also hurt returns.

Based on our key themes, we attempt to position the strategy with strong and consistent characteristic advantages versus its benchmark and relative to the overall market. Portfolio positions generally have higher levels of return on capital, lower reliance on external financing, and trade at deep discounts across a number of valuation factors. They also seek to offer substantially higher dividend yield than the benchmark.

Market Leaders Value Fund

For the fiscal year ended July 31, 2018, the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”) outperformed, with Class I shares returning 15.58%, while the Fund’s benchmark, the Russell 1000® Value Index returned 9.54% for the same period.

The Market Leaders Value Fund benefitted from holdings in Valero Energy Corp., Boeing, and Lyondell Basell.  Holdings that detracted from returns were American Airlines, McKesson Corp. and CBS.

Allocation effects contributed to overall returns, but were overshadowed by security selection which aided returns. Security selection within the Consumer Discretionary, Energy and Industrials sectors contributed to returns, while security selection within Telecommunication Services detracted from returns.  Allocation effects and security selection within Health Care and Financials also detracted from performance. While an underweight allocation to Materials and an overweight to Consumer Staples contributed to performance. An overweight allocation to value detracted from returns while an overweight to yield and earnings growth contributed to returns for the past fiscal year.

O’Shaughnessy Mutual Funds

Based on our key themes, we attempt to position the strategy with strong and consistent characteristic advantages versus its benchmark and relative to the overall market. Portfolio positions generally have higher levels of return on capital, lower reliance on external financing, and trade at deep discounts across a number of valuation factors.

Small Cap Value Fund

For the fiscal year ended July 31, 2018, the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) outperformed, with Class I shares returning 14.70%, while the Fund’s benchmark, the Russell 2000® Value Index returned 14.37% for the same period.

The Small Cap Value Fund benefitted from holdings in Enova International Inc., CVR Energy Inc., and Universal Insurance Holdings. Holdings in Sanderson Farms, Inc., Rex American Resources and Dillards, Inc.  detracted from returns.

An underweight allocation to yield and exposure to smaller capitalization names than the benchmark contributed to relative performance. An overweight allocation to value detracted from returns. Overall security selection and allocation effects contributed to returns of the Small Cap Value Fund.  Security selection and allocation effects within Financials, Real Estate and Materials contributed to returns while security selection within Health Care detracted from returns. Allocation and security selection effects within Telecommunication Services aided performance.

Based on our key themes, we attempt to position the strategy with strong and consistent characteristic advantages versus its benchmark and relative to the overall market. Portfolio positions generally have higher levels of return on capital, lower reliance on external financing, and trade at deep discounts across several valuation factors.

Small/Mid Cap Growth Fund

For the fiscal year ended July 31, 2018, the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) underperformed, with Class I shares returning 19.51%, while the Fund’s benchmark, the Russell 2500™ Growth Index returned 22.18% for the same period.

Several positions including Medifast Inc., Weight Watchers, and Novanta Inc.  contributed to returns. The main detractors from performance were Sanderson Farms, Progress Software Corp., and Abiomed Inc.

An overweight allocation to momentum and quality factors aided returns while an overweight allocation to value hurt returns. Security selection within Energy aided returns. Allocation and security selection in the Real Estate and Consumer Staples sectors also contributed to returns. Security selection within Information Technology and Industrials detracted from returns. Allocation and security selection within Consumer Discretionary also hurt performance.

Above all else, we believe long-term success comes from building a fund around proven stock selection factors—measured using key selection criteria like quality, valuation, and momentum. Based on our key themes, we believe the Small/Mid Cap Growth Fund is very well positioned versus its benchmark and relative to the overall market. The Fund invests in companies that have higher momentum, lower debt ratios, and trade at deep discounts across a number of valuation factors.

Outlook

Because we build portfolios from the bottom up using time-tested screening “factors,” we think about performance through the lens of factors first, and through the lens of individual stocks and industries second. The stocks and industries where we have active exposures are a result of the factors themselves, so in some sense they measure the convergence of factor interaction effects that we believe to be beneficial over the long term.

Our research leads us to believe that market leadership is cyclical, but that valuation, momentum, and yield are incredibly effective individual stock selection factors given a three- to five-year time horizon.

We believe that maintaining a portfolio of stocks, as we do in our strategies, that trade at valuation discounts, possess reasonable quality, strong momentum, and high yields are a better defense against the herculean task of market timing.

O’Shaughnessy Mutual Funds

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Real estate investment trusts and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid. The Market Leaders Value Fund and Small Cap Value Fund may experience higher fees and is subject to additional risks due to investments in other investment companies (including ETFs).

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of Fund holdings.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Russell 2500™ Growth Index (“Russell 2500”) measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Standard & Poor’s (“S&P”) 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.

The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.

The Russell 1000® Value Index (“Russell 1000”) measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

“Dividend yield” is the financial ratio that shows how much a company pays out in dividends each year relative to its share price (equal to most recent dividend payment per share (annualized) divided by price per share).

“Cash Flows” are the net amount of cash and cash-equivalents moving into and out of a business. “Price-to-Earnings Ratio” or “P/E valuation” is a ratio for valuing a company that measures its current share price relative to its per-share earnings (equal to Market Value per Share divided by Earnings per Share).

“Return on capital” (ROC) is a ratio used as a measure of the profitability and value-creating potential of companies after taking into account the amount of initial capital invested. The ratio is calculated by dividing the after-tax operating income by the book value of both debt and equity capital less cash/equivalents.

Earnings growth is not representative of the Funds’ future performance.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value Fund, and O’Shaughnessy Small/Mid Cap Growth Fund are distributed by Quasar Distributors, LLC.

O’SHAUGHNESSY ALL CAP CORE FUND
Comparison of the change in value of a $10,000 investment in the
O’Shaughnessy All Cap Core Fund – Class I Shares vs the Russell 3000® Index and the S&P 500® Index

			Since
Average Annual Total Return:	1 Year	5 Year	Inception(1)
O’Shaughnessy All Cap Core Fund – Class A (with sales load)	9.99%	11.42%	13.89%
O’Shaughnessy All Cap Core Fund – Class A (without sales load)	16.06%	12.63%	14.66%
O’Shaughnessy All Cap Core Fund – Class C (with CDSC)	14.98%	11.84%	13.75%
O’Shaughnessy All Cap Core Fund – Class C (without CDSC)	15.77%	11.84%	13.75%
O’Shaughnessy All Cap Core Fund – Class I	16.36%	12.88%	14.84%
Russell 3000® Index	16.39%	12.83%	15.19%
S&P 500® Index	16.24%	13.12%	15.20%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. Class A shares may be subject to a 5.25% front-end sales load.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced. This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

(1)	The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY ENHANCED DIVIDEND FUND
Comparison of the change in value of a $10,000 investment in the O’Shaughnessy Enhanced
Dividend Fund – Class I Shares vs the MSCI All Country World Index and the Russell 1000® Value Index

			Since
Average Annual Total Return:	1 Year	5 Year	Inception(1)
O’Shaughnessy Enhanced Dividend Fund – Class I	14.03%	5.71%	7.34%
MSCI All Country World Index	10.97%	9.04%	10.09%
Russell 1000® Value Index	9.54%	10.04%	13.32%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.
Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets. The term “free-float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

(1)	The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
Comparison of the change in value of a $10,000 investment in the
O’Shaughnessy Market Leaders Value Fund – Class I Shares vs the Russell 1000® Value Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Market Leaders Value Fund – Class I	15.58%	19.74%
Russell 1000® Value Index	9.54%	15.76%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.
Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

(1)	The Fund commenced operations on February 26, 2016.

O’SHAUGHNESSY SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the
O’Shaughnessy Small Cap Value Fund – Class I Shares vs the Russell 2000® Value Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Small Cap Value Fund – Class I	14.70%	19.41%
Russell 2000® Value Index	14.37%	22.04%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.
Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe.  It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

(1)	The Fund commenced operations on February 26, 2016.

O’SHAUGHNESSY SMALL/MID CAP GROWTH FUND
Comparison of the change in value of a $10,000 investment in the
O’Shaughnessy Small/Mid Cap Growth Fund – Class I Shares vs the Russell 2500TM Growth Index

			Since
Average Annual Total Return:	1 Year	5 Year	Inception(1)
O’Shaughnessy Small/Mid Cap Growth Fund – Class I	19.51%	10.80%	13.51%
Russell 2500™ Growth Index	22.18%	12.67%	16.30%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.
Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

(1)	The Fund commenced operations on August 16, 2010.

O’Shaughnessy Mutual Funds

Expense Example
at July 31, 2018 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/18 – 7/31/18).

Actual Expenses
For each class of each Fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses. Actual net expenses are limited to 0.85%, 1.60%, and 0.60% for Class A shares, Class C shares, and Class I shares, respectively, of the All Cap Core Fund. Actual net expenses are limited to 0.99% for Class I shares of the Enhanced Dividend Fund, 0.65% for Class I shares of the Marker Leaders Value Fund, 0.99% for Class I shares of the Small Cap Value Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy All Cap Core Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/18	7/31/18	2/1/18 – 7/31/18
Class A Actual	$1,000.00	$1,029.40	$4.28
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26

Class C Actual	$1,000.00	$1,031.00	$2.87
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,021.97	$2.86

Class I Actual	$1,000.00	$1,031.40	$3.02
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01

*
Expenses are equal to the Fund’s annualized expense ratio of 0.85%, 0.57%, and 0.60% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at July 31, 2018 (Unaudited)

O’Shaughnessy Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/18	7/31/18	2/1/18 – 7/31/18
Class I Actual	$1,000.00	$ 950.10	$4.79
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Market Leaders Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/18	7/31/18	2/1/18 – 7/31/18
Class I Actual	$1,000.00	$ 986.60	$3.20
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,021.57	$3.26

*
Expenses are equal to the Fund’s annualized expense ratio of 0.65% for Class I, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/18	7/31/18	2/1/18 – 7/31/18
Class I Actual	$1,000.00	$1,055.60	$5.05
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/18	7/31/18	2/1/18 – 7/31/18
Class I Actual	$1,000.00	$1,067.70	$6.10
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,018.89	$5.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class I, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at July 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at July 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Market Leaders Value Fund

Sector Allocation of Portfolio Assets
at July 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small Cap Value Fund

Sector Allocation of Portfolio Assets
at July 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at July 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at July 31, 2018

Shares		Value
	COMMON STOCKS – 99.16%
	Aerospace & Defense – 1.62%
418	Boeing Co.	$148,933
414	Textron, Inc.	28,264
		177,197
	Airlines – 1.14%
503	American Airlines Group, Inc.	19,889
1,515	Delta Air Lines, Inc.	82,446
377	Southwest Airlines Co.	21,926
		124,261
	Auto Components – 0.48%
290	Lear Corp.	52,238

	Beverages – 0.84%
333	Boston Beer Co., Inc. – Class A*	91,558

	Biotechnology – 1.90%
500	Amgen, Inc.	98,275
1,409	Gilead Sciences, Inc.	109,662
		207,937
	Capital Markets – 4.71%
1,667	Ameriprise Financial, Inc.	242,832
2,776	Blucora, Inc.*	96,466
672	Evercore Partners, Inc. – Class A	75,936
1,125	Moelis & Co. – Class A	71,550
237	T. Rowe Price Group, Inc.	28,222
		515,006
	Chemicals – 1.78%
475	Celanese Corp. – Class A	56,102
613	LyondellBasell Industries NV – Class A#	67,915
1,462	Tredegar Corp.	38,085
300	Westlake Chemical Corp.	32,166
		194,268
	Commercial Banks – 7.93%
534	BB&T Corp.	27,133
801	Citigroup, Inc.	57,584
7,577	Fifth Third Bancorp	224,203
1,624	JPMorgan Chase & Co.	186,679
129	PNC Financial Services Group, Inc.	18,683
14,597	Regions Financial Corp.	271,650
1,119	SunTrust Banks, Inc.	80,646
		866,578
	Commercial Services & Supplies – 1.69%
204	Deluxe Corp.	12,022
2,565	Ennis, Inc.	55,789

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
920	Quad Graphics, Inc.	$18,915
2,504	SP Plus Corp.*	97,656
		184,382
	Communications Equipment – 2.36%
2,794	Cisco Systems, Inc.	118,158
58	F5 Networks, Inc.*	9,940
426	Harris Corp.	70,269
2,280	Juniper Networks, Inc.	60,055
		258,422
	Computers & Peripherals – 0.86%
1,344	Western Digital Corp.	94,282

	Construction & Engineering – 1.00%
953	EMCOR Group, Inc.	73,333
1,345	Primoris Services Corp.	36,329
		109,662
	Consumer Finance – 0.86%
152	Discover Financial Services	10,854
849	FirstCash, Inc.	68,939
483	Synchrony Financial	13,978
		93,771
	Diversified Financial Services – 0.84%
1,818	Voya Financial, Inc.	91,845

	Diversified Telecommunication Services – 0.27%
1,587	CenturyLink, Inc.	29,788

	Electrical Equipment – 0.55%
322	Rockwell Automation, Inc.	60,394

	Electronic Equipment, Instruments & Components – 0.78%
619	CDW Corp.	52,051
1,905	TTM Technologies, Inc.*	33,071
		85,122
	Energy Equipment & Services – 0.75%
4,273	Diamond Offshore Drilling, Inc.*	82,042

	Food & Staples Retailing – 2.98%
1,949	CVS Health Corp.	126,412
1,290	Kroger Co.	37,410
436	Sysco Corp.	29,303
533	US Foods Holding Corp.*	18,021

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
998	Walgreens Boots Alliance, Inc.	$67,485
536	Wal-Mart Stores, Inc.	47,827
		326,458
	Food Products – 1.91%
605	Archer-Daniels-Midland Co.	29,197
2,870	Conagra Brands, Inc.	105,358
1,623	General Mills, Inc.	74,755
		209,310
	Health Care Equipment & Supplies – 3.63%
1,310	CONMED Corp.	96,940
608	Haemonetics Corp.*	59,365
248	IDEXX Laboratories, Inc.*	60,743
305	Intuitive Surgical, Inc.*	154,998
220	Varian Medical Systems, Inc.*	25,399
		397,445
	Health Care Providers & Services – 2.66%
212	Anthem, Inc.	53,636
1,347	Express Scripts Holding Co.*	107,033
427	HCA Healthcare, Inc.	53,046
195	Humana, Inc.	61,265
58	WellCare Health Plans, Inc.*	15,510
		290,490
	Hotels, Restaurants & Leisure – 2.64%
1,149	BJ’s Restaurants, Inc.	72,674
772	Brinker International, Inc.	36,415
384	Las Vegas Sands Corp.	27,610
617	Marriott International, Inc. – Class A	78,878
918	Yum! Brands, Inc.	72,788
		288,365
	Household Durables – 1.11%
14	NVR, Inc.*	38,632
2,926	PulteGroup, Inc.	83,362
		121,994
	Household Products – 1.38%
1,871	Procter & Gamble Co.	151,326

	Insurance – 2.13%
1,382	Aflac, Inc.	64,318
1,987	MetLife, Inc.	90,886
177	Principal Financial Group, Inc.	10,280
669	Prudential Financial, Inc.	67,509
		232,993

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Internet & Direct Marketing Retail – 0.48%
3,610	1-800-Flowers.com, Inc. – Class A*	$52,345

	IT Services – 4.52%
598	Cognizant Technology Solutions Corp. – Class A	48,737
373	DXC Technology Co.	31,608
234	Jack Henry & Associates, Inc.	31,520
1,807	Total System Services, Inc.	165,413
5,306	Travelport Worldwide Ltd.#	100,283
215	Visa, Inc. – Class A	29,399
4,343	Western Union Co.	87,555
		494,515
	Life Sciences Tools & Services – 1.12%
1,097	Agilent Technologies, Inc.	72,446
415	IQVIA Holdings, Inc.*	50,605
		123,051
	Machinery – 0.76%
927	Hillenbrand, Inc.	46,536
240	IDEX Corp.	36,859
		83,395
	Media – 2.88%
7,144	Gannett Co., Inc.	75,512
1,087	tronc, Inc.*	17,001
2,177	Viacom, Inc. – Class B	63,242
1,402	Walt Disney Co.	159,211
		314,966
	Metals & Mining – 0.99%
4,716	Freeport-McMoRan, Inc.	77,814
1,181	Warrior Met Coal, Inc.	30,552
		108,366
	Multi-line Retail – 1.87%
484	Kohl’s Corp.	35,753
1,250	Macy’s, Inc.	49,663
1,472	Target Corp.	118,761
		204,177
	Oil, Gas & Consumable Fuels – 8.03%
1,794	Arch Coal, Inc. – Class A	151,754
963	ConocoPhillips	69,500
3,224	Marathon Petroleum Corp.	260,596
339	Peabody Energy Corp.	14,404
360	Phillips 66	44,402
2,856	Valero Energy Corp.	338,008
		878,664

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Paper & Forest Products – 1.59%
1,493	Boise Cascade Co.	$64,572
1,307	Domtar Corp.	63,024
1,737	Louisiana-Pacific Corp.	46,760
		174,356
	Personal Products – 2.72%
1,731	Medifast, Inc.	297,178

	Professional Services – 1.07%
581	ASGN, Inc.*	52,465
882	ICF International, Inc.	64,959
		117,424
	Real Estate Management & Development – 0.70%
627	Altisource Portfolio Solutions SA*#	20,885
223	CBRE Group, Inc. – Class A*	11,106
518	RMR Group, Inc. – Class A	44,962
		76,953
	Road & Rail – 2.01%
3,738	ArcBest Corp.	174,004
2,093	Marten Transport Ltd.	45,732
		219,736
	Semiconductors & Semiconductor Equipment – 4.70%
216	Applied Materials, Inc.	10,504
490	Lam Research Corp.	93,414
684	Mellanox Technologies Ltd.*#	53,694
3,660	Micron Technology, Inc.*	193,211
115	MKS Instruments, Inc.	10,844
2,132	ON Semiconductor Corp.*	47,011
708	SMART Global Holdings, Inc.*#	21,615
758	Texas Instruments, Inc.	84,381
		514,674
	Software – 7.73%
1,059	Activision Blizzard, Inc.	77,752
298	Adobe Systems, Inc.*	72,915
5,305	Cadence Design Systems, Inc.*	233,897
1,074	CDK Global, Inc.	67,071
1,308	Citrix Systems, Inc.*	143,841
498	Electronic Arts, Inc.*	64,117
557	Intuit, Inc.	113,762
243	Red Hat, Inc.*	34,319
261	VMware, Inc. – Class A*	37,738
		845,412
	Specialty Retail – 3.17%
239	Aaron’s, Inc.	10,351
402	Abercrombie & Fitch Co. – Class A	9,523
3,217	Best Buy Co., Inc.	241,372

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
401	Caleres, Inc.	$13,430
1,070	Gap, Inc.	32,282
401	Lowe’s Companies, Inc.	39,835
		346,793
	Technology Hardware, Storage & Peripherals – 2.68%
542	Apple, Inc.	103,137
3,614	Seagate Technology PLC#	190,169
		293,306
	Textiles, Apparel & Luxury Goods – 1.57%
707	Deckers Outdoor Corp.*	79,771
999	VF Corp.	91,978
		171,749
	Tobacco – 0.15%
988	Alliance One International, Inc.*	16,203

	Trading Companies & Distributors – 1.44%
707	HD Supply Holdings, Inc.*	31,094
366	W.W. Grainger, Inc.	126,841
		157,935
	Wireless Telecommunication Services – 0.18%
320	T-Mobile U.S., Inc.*	19,200
	Total Common Stocks (Cost $9,549,598)	10,847,532
	Total Investments in Securities (Cost $9,549,598) – 99.16%	10,847,532
	Other Assets in Excess of Liabilities – 0.84%	91,790
	Net Assets – 100.00%	$10,939,322

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at July 31, 2018

Shares		Value
	COMMON STOCKS – 98.88%
	Aerospace & Defense – 1.14%
340	Boeing Co.	$121,142

	Airlines – 4.27%
2,484	Delta Air Lines, Inc.	135,180
3,880	Deutsche Lufthansa AG – ADR	108,834
11,280	International Consolidated Airlines Group SA – ADR	210,259
		454,273
	Automobiles – 4.26%
1,280	Honda Motor Co., Ltd. – ADR	39,245
10,403	Nissan Motor Co., Ltd. – ADR	196,720
14,913	Subaru Corp. – ADR	217,208
		453,173
	Biotechnology – 2.15%
2,930	Gilead Sciences, Inc.	228,042

	Capital Markets – 1.92%
951	Ameriprise Financial, Inc.	138,532
13,871	Nomura Holdings, Inc. – ADR	65,610
		204,142
	Chemicals – 5.56%
4,162	LyondellBasell Industries NV – Class A#	461,108
2,118	Sinopec Shanghai Petrochemical Co. Ltd. – ADR	129,918
		591,026
	Commercial Banks – 11.59%
4,023	Australia & New Zealand Banking Group Ltd. – ADR	87,400
7,375	Banco Santander Mexico SA Institucion de Banca Multiple
	Grupo Financiero Santand – ADR	61,655
11,570	BNP Paribas SA – ADR	377,992
5,764	Danske Bank A/S – ADR	83,578
1,172	JPMorgan Chase & Co.	134,721
5,893	Mitsubishi UFJ Financial Group, Inc. – ADR	36,065
10,892	Mizuho Financial Group, Inc. – ADR	37,469
42,857	Societe Generale SA – ADR	384,856
628	Woori Bank – ADR	28,832
		1,232,568
	Communications Equipment – 1.06%
2,670	Cisco Systems, Inc.	112,914

	Consumer Finance – 0.08%
300	Synchrony Financial	8,682

	Diversified Financial Services – 1.67%
2,190	ORIX Corp. – ADR	177,565

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Diversified Telecommunication Services – 3.42%
8,844	BT Group PLC – ADR	$135,844
313	China Telecom Corp Ltd. – ADR	14,767
1,991	Nippon Telegraph & Telephone Corp. – ADR	92,144
12,663	Telia Company AB – ADR	121,185
		363,940
	Food & Staples Retailing – 4.43%
10,150	Koninklijke Ahold Delhaize NV – ADR	257,861
3,152	Kroger Co.	91,408
349	Walgreens Boots Alliance, Inc.	23,599
1,094	Wal-Mart Stores, Inc.	97,618
		470,486
	Food Products – 1.82%
4,007	Archer-Daniels-Midland Co.	193,378

	Household Durables – 0.79%
1,787	Electrolux AB – ADR	84,150

	Insurance – 8.41%
30,578	Aegon NV – ADR	200,286
5,110	Allianz SE – ADR	112,701
17,317	Aviva PLC – ADR	227,719
6,556	AXA SA – ADR	165,637
4,625	Manulife Financial Corp.#	85,840
230	MetLife, Inc.	10,520
335	Prudential Financial, Inc.	33,805
1,415	Sun Life Financial, Inc.#	57,859
		894,367
	IT Services – 2.73%
1,998	International Business Machines Corp.	289,570

	Media – 4.22%
3,118	Interpublic Group of Companies, Inc.	70,311
2,782	Omnicom Group, Inc.	191,485
6,425	Viacom, Inc. – Class B	186,646
		448,442
	Metals & Mining – 4.45%
1,463	POSCO – ADR	107,311
6,594	Rio Tinto PLC – ADR	365,967
		473,278
	Multi-line Retail – 6.07%
1,452	Kohl’s Corp.	107,259
1,361	Macy’s, Inc.	54,073
5,996	Target Corp.	483,757
		645,089

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Office Electronics – 1.07%
3,508	Canon, Inc. – ADR	$113,624

	Oil, Gas & Consumable Fuels – 11.96%
4,408	China Petroleum & Chemical Corp. – ADR	422,639
447	CNOOC Ltd. – ADR	75,096
6,984	LUKOIL PJSC – ADR	499,356
2,409	Repsol YPF, SA – ADR	47,770
1,917	Valero Energy Corp.	226,877
		1,271,738
	Semiconductors & Semiconductor Equipment – 0.90%
1,992	Intel Corp.	95,815

	Specialty Retail – 4.24%
5,674	Best Buy Co., Inc.	425,720
784	L Brands, Inc.	24,830
		450,550
	Technology Hardware, Storage & Peripherals – 2.42%
4,881	Seagate Technology PLC#	256,838

	Trading Companies & Distributors – 2.86%
909	Mitsui & Co., Ltd. – ADR	304,101

	Wireless Telecommunication Services – 5.39%
30,365	Mobile TeleSystems – ADR	266,301
1,153	NTT DoCoMo, Inc. – ADR	29,673
11,190	SK Telecom Co., Ltd. – ADR	277,400
		573,374
	Total Common Stocks (Cost $9,597,023)	10,512,267
	Total Investments in Securities (Cost $9,597,023) – 98.88%	10,512,267
	Other Assets in Excess of Liabilities – 1.12%	118,837
	Net Assets – 100.00%	$10,631,104

#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2018

Country Allocation

Country	% of Net Assets
United States	33.9%
Japan	12.3%
France	8.7%
Netherlands	8.7%
Russian Federation	7.2%
United Kingdom	6.9%
China	5.3%
Republic of Korea	3.9%
Spain	2.4%
Ireland	2.4%
Germany	2.1%
Sweden	1.9%
Canada	1.4%
Australia	0.8%
Denmark	0.8%
Hong Kong	0.7%
Mexico	0.6%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments
at July 31, 2018

Shares		Value
	COMMON STOCKS – 98.21%
	Aerospace & Defense – 2.83%
5,272	Boeing Co.	$1,878,414
1,515	Lockheed Martin Corp.	494,042
10,283	Spirit AeroSystems Holdings, Inc. – Class A	958,890
4,666	United Technologies Corp.	633,363
		3,964,709
	Airlines – 2.82%
48,456	American Airlines Group, Inc.	1,915,950
21,113	Delta Air Lines, Inc.	1,148,969
10,968	United Continental Holdings, Inc.*	881,827
		3,946,746
	Biotechnology – 1.09%
7,798	Amgen, Inc.	1,532,697

	Capital Markets – 4.31%
41,440	Ameriprise Financial, Inc.	6,036,565

	Chemicals – 4.03%
23,192	Celanese Corp. – Class A	2,739,207
26,192	LyondellBasell Industries NV – Class A#	2,901,812
		5,641,019
	Commercial Banks – 12.26%
23,884	BB&T Corp.	1,213,546
5,503	CIT Group, Inc.	291,274
86,801	Citigroup, Inc.	6,240,124
157,641	Fifth Third Bancorp	4,664,597
229,490	Regions Financial Corp.	4,270,809
6,763	SunTrust Banks, Inc.	487,409
		17,167,759
	Communications Equipment – 1.99%
17,885	Cisco Systems, Inc.	756,357
57,935	Juniper Networks, Inc.	1,526,008
4,141	Motorola Solutions, Inc.	502,303
		2,784,668
	Consumer Finance – 3.62%
102,764	Ally Financial, Inc.	2,749,965
9,604	Discover Financial Services	685,822
56,514	Synchrony Financial	1,635,515
		5,071,302
	Containers & Packaging – 2.33%
74,171	Sealed Air Corp.	3,268,716

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Diversified Financial Services – 3.27%
2,376	MSCI, Inc.	$394,867
82,795	Voya Financial, Inc.	4,182,803
		4,577,670
	Diversified Telecommunication Services – 0.06%
4,318	CenturyLink, Inc.	81,049

	Electronic Equipment, Instruments & Components – 2.14%
90,178	Corning, Inc.	2,992,106

	Food & Staples Retailing – 4.53%
18,322	CVS Health Corp.	1,188,365
55,600	Kroger Co.	1,612,400
47,078	Sysco Corp.	3,164,112
5,632	Walgreens Boots Alliance, Inc.	380,836
		6,345,713
	Food Products – 3.75%
110,055	Conagra Brands, Inc.	4,040,119
26,308	General Mills, Inc.	1,211,746
		5,251,865
	Health Care Providers & Services – 3.65%
2,486	Aetna, Inc.	468,338
39,520	Express Scripts Holding Co.*	3,140,259
11,939	McKesson Corp.	1,499,538
		5,108,135
	Hotels, Restaurants & Leisure – 1.92%
9,921	Marriott International, Inc. – Class A	1,268,301
18,017	Yum! Brands, Inc.	1,428,568
		2,696,869
	Household Durables – 1.68%
82,566	PulteGroup, Inc.	2,352,305

	Household Products – 2.57%
44,469	Procter & Gamble Co.	3,596,653

	Insurance – 7.00%
12,766	Aflac, Inc.	594,130
7,882	American International Group, Inc.	435,165
8,899	Aon PLC#	1,277,451
61,278	Hartford Financial Services Group, Inc.	3,229,351
93,298	MetLife, Inc.	4,267,451
		9,803,548

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Internet Software & Services – 0.41%
17,125	eBay, Inc.*	$572,831

	IT Services – 2.79%
1,064	International Business Machines Corp.	154,206
186,033	Western Union Co.	3,750,425
		3,904,631
	Media – 0.95%
11,742	Walt Disney Co.	1,333,422

	Multi-line Retail – 3.37%
33,013	Kohl’s Corp.	2,438,670
28,362	Target Corp.	2,288,246
		4,726,916
	Oil, Gas & Consumable Fuels – 11.87%
21,732	Anadarko Petroleum Corp.	1,589,696
37,900	ConocoPhillips	2,735,243
73,741	Marathon Petroleum Corp.	5,960,485
9,866	Phillips 66	1,216,872
43,241	Valero Energy Corp.	5,117,572
		16,619,868
	Road & Rail – 0.76%
6,662	CSX Corp.	470,870
3,944	Union Pacific Corp.	591,166
		1,062,036
	Software – 4.04%
12,379	Cadence Design Systems, Inc.*	545,790
25,799	CDK Global, Inc.	1,611,148
31,897	Citrix Systems, Inc.*	3,507,713
		5,664,651
	Specialty Retail – 2.98%
40,214	Best Buy Co., Inc.	3,017,256
11,652	Lowe’s Companies, Inc.	1,157,510
		4,174,766
	Technology Hardware, Storage & Peripherals – 2.37%
62,963	Seagate Technology PLC#	3,313,113

	Textiles, Apparel & Luxury Goods – 0.33%
5,064	VF Corp.	466,242

	Tobacco – 0.82%
19,516	Altria Group, Inc.	1,145,199

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Trading Companies & Distributors – 1.67%
24,904	HD Supply Holdings, Inc.*	$1,095,278
3,589	W.W. Grainger, Inc.	1,243,804
		2,339,082
	Total Common Stocks (Cost $129,959,762)	137,542,851
	Total Investments in Securities (Cost $129,959,762) – 98.21%	137,542,851
	Other Assets in Excess of Liabilities – 1.79%	2,505,132
	Net Assets – 100.00%	$140,047,983

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments
at July 31, 2018

Shares		Value
	COMMON STOCKS – 99.62%
	Aerospace & Defense – 0.46%
2,681	Vectrus, Inc.*	$84,210

	Airlines – 0.34%
1,575	Hawaiian Holdings, Inc.	63,158

	Automobiles – 0.19%
874	Winnebago Industries, Inc.	34,873

	Biotechnology – 0.79%
1,834	Eagle Pharmaceuticals, Inc.*	145,344

	Building Products – 2.36%
12,439	Continental Building Products, Inc.*	396,804
2,201	NCI Building Systems, Inc.*	35,106
		431,910
	Capital Markets – 3.44%
17,669	GAIN Capital Holdings, Inc.	120,326
3,482	Oppenheimer Holdings, Inc. – Class A	102,893
19,719	Waddell & Reed Financial, Inc. – Class A	408,380
		631,599
	Chemicals – 2.82%
1,217	AdvanSix, Inc.*	49,252
5,197	FutureFuel Corp.	71,511
2,583	Rayonier Advanced Materials, Inc.	46,597
2,630	Stepan Co.	230,335
4,560	Tredegar Corp.	118,788
		516,483
	Commercial Banks – 2.31%
1,049	Bank of N.T. Butterfield & Son Ltd.#	51,884
270	First Citizens BancShares, Inc. – Class A	109,841
11,015	Hilltop Holdings, Inc.	229,112
791	Northrim BanCorp, Inc.	31,877
		422,714
	Commercial Services & Supplies – 3.81%
4,866	ACCO Brands Corp.	62,285
2,995	Deluxe Corp.	176,495
8,362	Ennis, Inc.	181,874
2,061	Herman Miller, Inc.	78,009
3,728	Quad Graphics, Inc.	76,648
3,143	SP Plus Corp.*	122,577
		697,888
	Communications Equipment – 1.91%
3,810	InterDigital, Inc.	314,135
544	NETGEAR, Inc.*	35,822
		349,957

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Construction & Engineering – 2.62%
1,692	Aegion Corp.*	$41,928
631	Argan, Inc.	24,230
4,393	EMCOR Group, Inc.	338,041
1,914	KBR, Inc.	38,242
1,423	Primoris Services Corp.	38,435
		480,876
	Consumer Finance – 2.70%
6,532	Enova International, Inc.*	202,492
3,837	Nelnet, Inc. – Class A	225,539
1,693	PRA Group, Inc.*	66,366
		494,397
	Diversified Financial Services – 1.18%
8,473	Cannae Holdings, Inc.*	154,632
2,031	Marlin Business Services Corp.	62,555
		217,187
	Electrical Equipment – 1.00%
1,463	EnerSys	120,068
722	Preformed Line Products Co.	63,392
		183,460
	Electronic Equipment, Instruments & Components – 5.76%
4,011	Electro Scientific Industries, Inc.*	72,318
2,858	Fabrinet*#	111,805
353	Plexus Corp.*	20,975
795	Sanmina Corp.*	23,135
1,460	ScanSource, Inc.*	60,225
19,616	TTM Technologies, Inc.*	340,534
17,075	Vishay Intertechnology, Inc.	426,875
		1,055,867
	Energy Equipment & Services – 2.12%
11,981	Diamond Offshore Drilling, Inc.*	230,035
13,292	FTS International, Inc.*	159,504
		389,539
	Food & Staples Retailing – 2.18%
1,906	SpartanNash Co.	45,668
6,041	United Natural Foods, Inc.*	194,520
3,118	Weis Markets, Inc.	159,423
		399,611
	Food Products – 1.27%
2,304	Sanderson Farms, Inc.	232,312

	Health Care Providers & Services – 3.15%
5,962	Cross Country Healthcare, Inc.*	69,934
506	Encompass Health Corp.	38,269
991	Magellan Health, Inc.*	72,095

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
133	Molina Healthcare, Inc.*	$13,844
2,945	National HealthCare Corp.	212,276
2,672	Owens & Minor, Inc.	50,421
4,913	Patterson Companies, Inc.	120,467
		577,306
	Hotels, Restaurants & Leisure – 3.05%
6,697	Bloomin’ Brands, Inc.	129,520
5,429	Brinker International, Inc.	256,086
1,333	Cheesecake Factory, Inc.	74,688
1,459	Ruth’s Hospitality Group, Inc.	42,238
777	Tropicana Entertainment, Inc.*	56,721
		559,253
	Household Durables – 1.45%
2,052	MDC Holdings, Inc.	59,590
13,792	ZAGG, Inc.*	205,501
		265,091
	Insurance – 7.44%
1,410	American Equity Investment Life Holding Co.	50,379
519	American National Insurance Co.	66,946
1,594	Baldwin & Lyons, Inc. – Class B	37,220
3,446	CNA Financial Corp.	161,204
4,335	CNO Financial Group, Inc.	88,217
1,977	Employers Holdings, Inc.	91,832
1,522	FBL Financial Group, Inc. – Class A	124,347
2,941	FedNat Holding Co.	68,525
1,274	Horace Mann Educators Corp.	55,674
666	Primerica, Inc.	76,457
2,630	Stewart Information Services Corp.	119,507
9,535	Universal Insurance Holdings, Inc.	423,354
		1,363,662
	Internet & Direct Marketing Retail – 1.19%
15,039	1-800-Flowers.com, Inc. – Class A*	218,066

	IT Services – 2.20%
2,028	EVERTEC, Inc.#	47,252
1,000	Science Applications International Corp.	84,370
14,405	Travelport Worldwide Ltd.#	272,255
		403,877
	Leisure Products – 0.49%
6,259	Nautilus, Inc.*	89,191

	Media – 2.32%
36,777	Gannett Co., Inc.	388,733
2,300	tronc, Inc.*	35,972
		424,705

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining – 4.02%
927	Kaiser Aluminum Corp.	$103,472
7,101	Schnitzer Steel Industries, Inc. – Class A	233,978
14,062	SunCoke Energy, Inc.*	160,447
5,290	Warrior Met Coal, Inc.	136,852
2,197	Worthington Industries, Inc.	102,864
		737,613
	Multi-line Retail – 2.01%
2,492	Big Lots, Inc.	108,228
3,248	Dillard’s, Inc. – Class A	260,717
		368,945
	Oil, Gas & Consumable Fuels – 7.11%
1,523	Arch Coal, Inc. – Class A	128,831
8,178	CONSOL Energy, Inc.*	340,450
1,596	Contura Energy, Inc.*	109,725
4,927	CVR Energy, Inc.	193,582
4,584	Par Pacific Holdings, Inc.*	80,266
2,960	Peabody Energy Corp.	125,770
1,968	REX American Resources Corp.*	151,536
25,095	W&T Offshore, Inc.*	174,159
		1,304,319
	Paper & Forest Products – 2.67%
6,428	Boise Cascade Co.	278,011
3,835	Louisiana-Pacific Corp.	103,238
5,171	Verso Corp. – Class A*	107,919
		489,168
	Personal Products – 0.58%
798	USANA Health Sciences, Inc.*	105,536

	Pharmaceuticals – 1.94%
13,669	Innoviva, Inc.*	193,416
6,933	Mallinckrodt PLC*#	162,579
		355,995
	Professional Services – 4.00%
3,138	FTI Consulting, Inc.*	247,776
2,165	ICF International, Inc.	159,452
1,531	Kelly Services, Inc. – Class A	37,188
1,458	Kforce, Inc.	55,112
8,618	TrueBlue, Inc.*	233,117
		732,645
	Real Estate Management & Development – 2.97%
8,725	Altisource Portfolio Solutions SA*#	290,630
2,926	RMR Group, Inc. – Class A	253,977
		544,607

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Road & Rail – 2.86%
9,188	ArcBest Corp.	$427,701
1,120	Avis Budget Group, Inc.*	39,032
2,619	Marten Transport Ltd.	57,225
		523,958
	Semiconductors & Semiconductor Equipment – 3.06%
29,077	Amkor Technology, Inc.*	252,388
3,919	Cirrus Logic, Inc.*	169,536
1,779	Ichor Holdings Ltd.*#	37,359
3,306	SMART Global Holdings, Inc.*#	100,932
		560,215
	Specialty Retail – 5.65%
2,870	Aaron’s, Inc.	124,300
8,011	Abercrombie & Fitch Co. – Class A	189,781
2,310	American Eagle Outfitters, Inc.	58,166
3,602	Buckle, Inc.	86,628
3,851	Caleres, Inc.	128,970
2,156	Children’s Place, Inc.	264,972
2,243	Shoe Carnival, Inc.	70,363
2,505	Sleep Number Corp.*	71,367
2,056	Tailored Brands, Inc.	41,449
		1,035,996
	Textiles, Apparel & Luxury Goods – 1.66%
1,383	Movado Group, Inc.	68,873
240	Oxford Industries, Inc.	22,109
15,991	Vera Bradley, Inc.*	212,520
		303,502
	Thrifts & Mortgage Finance – 0.35%
7,103	TrustCo Bank Corp. NY	64,637

	Tobacco – 1.59%
4,228	Universal Corp.	292,155

	Trading Companies & Distributors – 0.60%
4,399	Foundation Building Materials, Inc.*	63,742
1,024	Rush Enterprises, Inc. – Class A*	46,172
		109,914
	Total Common Stocks (Cost $16,998,202)	18,261,741
	Total Investments in Securities (Cost $16,998,202) – 99.62%	18,261,741
	Other Assets in Excess of Liabilities – 0.38%	70,572
	Net Assets – 100.00%	$18,332,313

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at July 31, 2018

Shares		Value
	COMMON STOCKS – 98.51%
	Aerospace & Defense – 2.70%
642	Axon Enterprise, Inc.*	$43,611
668	Curtiss-Wright Corp.	88,864
1,809	HEICO Corp.	138,134
400	National Presto Industries, Inc.	49,860
1,552	Spirit AeroSystems Holdings, Inc. – Class A	144,724
		465,193
	Air Freight & Logistics – 0.15%
261	XPO Logistics, Inc.*	26,027

	Airlines – 0.18%
315	Copa Holdings SA – Class A#	30,662

	Auto Components – 0.60%
885	Visteon Corp.*	103,616

	Automobiles – 0.76%
1,094	Thor Industries, Inc.	103,766
659	Winnebago Industries, Inc.	26,294
		130,060
	Beverages – 0.45%
282	Boston Beer Co., Inc. – Class A*	77,536

	Biotechnology – 2.49%
1,773	Enanta Pharmaceuticals, Inc.*	172,903
1,045	Ligand Pharmaceuticals, Inc.*	228,155
633	Myriad Genetics, Inc.*	27,694
		428,752
	Building Products – 1.06%
942	CSW Industrials, Inc.*	51,104
5,467	PGT Innovations, Inc.*	131,208
		182,312
	Capital Markets – 2.95%
1,286	Artisan Partners Asset Management, Inc. – Class A	44,303
1,040	Evercore Partners, Inc. – Class A	117,520
2,209	Federated Investors, Inc. – Class B	53,458
4,181	Houlihan Lokey, Inc.	205,538
1,451	SEI Investments Co.	86,973
		507,792
	Chemicals – 3.16%
1,712	Balchem Corp.	171,696
550	Ingevity Corp.*	54,819
1,157	PolyOne Corp.	51,891
2,482	Westlake Chemical Corp.	266,120
		544,526

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks – 1.08%
828	Bank of N.T. Butterfield & Son Ltd.#	$40,953
333	SVB Financial Group*	102,524
1,148	TCF Financial Corp.	28,826
273	Zions Bancorporation	14,114
		186,417
	Commercial Services & Supplies – 2.17%
1,940	Casella Waste Systems, Inc. – Class A*	53,466
1,155	Copart, Inc.*	66,285
2,996	Interface, Inc.	67,110
1,459	Rollins, Inc.	80,157
2,721	SP Plus Corp.*	106,119
		373,137
	Communications Equipment – 1.14%
4,330	Comtech Telecommunications Corp.	145,488
761	NETGEAR, Inc.*	50,112
		195,600
	Construction & Engineering – 0.54%
1,226	Fluor Corp.	62,833
437	Jacobs Engineering Group, Inc.	29,554
		92,387
	Consumer Finance – 0.93%
1,975	FirstCash, Inc.	160,370

	Containers & Packaging – 0.75%
778	AptarGroup, Inc.	79,691
1,169	Myers Industries, Inc.	25,192
1,327	Owens-Illinois, Inc.*	24,788
		129,671
	Diversified Consumer Services – 0.60%
1,825	H&R Block, Inc.	45,917
645	Weight Watchers International, Inc.*	57,747
		103,664
	Diversified Financial Services – 0.83%
1,090	Morningstar, Inc.	143,880

	Diversified Telecommunication Services – 0.69%
9,272	Vonage Holdings Corp.*	118,774

	Electrical Equipment – 1.18%
2,349	Allied Motion Technologies, Inc.	107,772
665	Generac Holdings, Inc.*	35,744
351	Preformed Line Products Co.	30,818
335	Regal Beloit Corp.	28,793
		203,127

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components – 2.60%
1,324	FLIR Systems, Inc.	$77,586
1,953	Kemet Corp.*	50,758
894	Keysight Technologies, Inc.*	51,852
1,954	Park Electrochemical Corp.	43,203
3,714	Vishay Intertechnology, Inc.	92,850
2,402	Vishay Precision Group, Inc.*	95,840
255	Zebra Technologies Corp. – Class A*	35,172
		447,261
	Energy Equipment & Services – 0.42%
1,172	Helmerich & Payne, Inc.	71,902

	Food Products – 0.73%
1,309	Flowers Foods, Inc.	26,704
987	Sanderson Farms, Inc.	99,519
		126,223
	Health Care Equipment & Supplies – 7.03%
46	Atrion Corp.	31,648
1,883	Avanos Medical, Inc.*	103,942
803	Blackbaud, Inc.	80,147
2,644	CONMED Corp.	195,656
390	Cooper Companies, Inc.	101,595
3,685	Haemonetics Corp.*	359,803
373	Inogen, Inc.*	74,320
255	Integer Holdings Corp.*	18,220
1,113	Quidel Corp.*	75,528
492	STERIS PLC#	56,319
982	Varian Medical Systems, Inc.*	113,372
		1,210,550
	Health Care Providers & Services – 3.84%
767	AMN Healthcare Services, Inc.*	46,404
1,017	Chemed Corp.	321,403
1,114	Encompass Health Corp.	84,252
1,501	National Research Corp.	56,963
1,552	Providence Service Corp.*	108,764
163	WellCare Health Plans, Inc.*	43,589
		661,375
	Health Care Technology – 0.62%
2,829	Quality Systems, Inc.*	56,948
658	Veeva Systems, Inc. – Class A*	49,765
		106,713
	Hotels, Restaurants & Leisure – 4.03%
2,955	BJ’s Restaurants, Inc.	186,904
371	Churchill Downs, Inc.	106,087
2,848	Denny’s Corp.*	41,438
1,016	Hyatt Hotels Corp. – Class A	79,482
601	Nathan’s Famous, Inc.	59,048

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
4,092	Penn National Gaming, Inc.*	$131,149
1,380	Sonic Corp.	48,507
342	Texas Roadhouse, Inc.	21,491
71	Vail Resorts, Inc.	19,658
		693,764
	Household Durables – 1.08%
56	NVR, Inc.*	154,528
1,093	PulteGroup, Inc.	31,140
		185,668
	Industrial Conglomerates – 0.24%
1,073	Raven Industries, Inc.	41,632

	Insurance – 1.06%
301	First American Financial Corp.	16,856
351	Hanover Insurance Group, Inc.	44,022
796	Kemper Corp.	63,521
414	Reinsurance Group of America, Inc.	58,581
		182,980
	Internet Software & Services – 6.37%
1,524	AppFolio, Inc. – Class A*	110,033
5,935	Blucora, Inc.*	206,241
565	Envestnet, Inc.*	33,109
1,616	Etsy, Inc.*	66,030
615	IAC/InterActiveCorp.*	90,559
5,267	QuinStreet, Inc.*	69,840
436	Stamps.com, Inc.*	113,796
7,195	TechTarget, Inc.*	204,482
1,398	VeriSign, Inc.*	203,032
		1,097,122
	IT Services – 4.42%
2,723	Broadridge Financial Solutions, Inc.	307,645
1,192	CoreLogic, Inc.*	58,050
1,197	Jack Henry & Associates, Inc.	161,236
2,138	Perficient, Inc.*	56,272
7,378	Travelport Worldwide Ltd.#	139,444
1,192	TTEC Holdings, Inc.	38,323
		760,970
	Leisure Products – 1.33%
1,325	Johnson Outdoors, Inc. – Class A	107,418
3,219	Malibu Boats, Inc. – Class A*	121,002
		228,420
	Life Sciences Tools & Services – 1.56%
274	Bio-Techne Corp.	44,015
679	Charles River Laboratories International, Inc.*	84,400
2,349	Luminex Corp.	79,537

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
569	PRA Health Sciences, Inc.*	$59,825
		267,777
	Machinery – 2.94%
712	Alamo Group, Inc.	66,216
1,135	Blue Bird Corp.*	25,594
4,347	Graco, Inc.	200,571
1,774	Harsco Corp.*	44,971
700	IDEX Corp.	107,506
257	Oshkosh Corp.	19,339
691	Toro Co.	41,591
		505,788
	Media – 2.33%
1,972	John Wiley & Sons, Inc. – Class A	124,532
4,959	New York Times Co. – Class A	122,983
1,950	World Wrestling Entertainment, Inc. – Class A	154,265
		401,780
	Metals & Mining – 1.62%
2,307	Materion Corp.	144,649
1,408	Steel Dynamics, Inc.	66,303
1,255	United States Steel Corp.	45,720
851	Warrior Met Coal, Inc.	22,015
		278,687
	Multi-line Retail – 1.31%
470	Ollie’s Bargain Outlet Holdings, Inc.*	32,665
2,605	Kohl’s Corp.	192,431
		225,096
	Oil, Gas & Consumable Fuels – 2.74%
414	Arch Coal, Inc. – Class A	35,020
961	Continental Resources, Inc.*	61,379
2,893	CVR Energy, Inc.	113,666
2,437	Evolution Petroleum Corp.	26,198
1,594	HollyFrontier Corp.	118,881
1,717	PBF Energy, Inc. – Class A	80,184
5,188	W&T Offshore, Inc.*	36,005
		471,333
	Paper & Forest Products – 1.17%
2,905	Boise Cascade Co.	125,641
514	Domtar Corp.	24,785
1,870	Louisiana-Pacific Corp.	50,340
		200,766
	Personal Products – 2.17%
2,180	Medifast, Inc.	374,262

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals – 0.72%
1,979	Corcept Therapeutics, Inc.*	$25,984
2,034	Phibro Animal Health Corp. – Class A	97,429
		123,413
	Professional Services – 3.11%
1,998	ASGN, Inc.*	180,419
1,595	CBIZ, Inc.*	35,090
2,184	Kforce, Inc.	82,555
547	Manpower, Inc.	51,013
526	Robert Half International, Inc.	39,850
2,707	TriNet Group, Inc.*	145,772
		534,699
	Real Estate Management & Development – 1.48%
402	Jones Lang LaSalle, Inc.	68,746
1,881	Marcus & Millichap, Inc.*	75,635
1,275	RMR Group, Inc. – Class A	110,670
		255,051
	Road & Rail – 1.58%
1,489	Marten Transport Ltd.	32,535
619	Old Dominion Freight Line, Inc.	90,869
3,986	Werner Enterprises, Inc.	148,479
		271,883
	Semiconductors & Semiconductor Equipment – 2.73%
922	Cabot Microelectronics Corp.	111,055
3,989	Marvell Technology Group Ltd.*#	85,006
1,222	Mellanox Technologies Ltd.*#	95,927
8,089	ON Semiconductor Corp.*	178,362
		470,350
	Software – 8.45%
1,040	ANSYS, Inc.*	175,635
1,715	Aspen Technology, Inc.*	164,280
6,503	Cadence Design Systems, Inc.*	286,717
893	Fortinet, Inc.*	56,179
7,298	Progress Software Corp.	268,493
1,455	PTC, Inc.*	133,729
1,583	SS&C Technologies Holdings, Inc.	84,010
239	Take-Two Interactive Software, Inc.*	27,012
1,792	VMware, Inc. – Class A*	259,105
		1,455,160
	Specialty Retail – 2.81%
2,150	Aaron’s, Inc.	93,116
879	America’s Car-Mart, Inc.*	56,256
992	Burlington Stores, Inc.*	151,588
1,912	Cato Corp. – Class A	47,609
2,062	Gap, Inc.	62,211
3,604	Tailored Brands, Inc.	72,657
		483,437

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2018

Shares		Value
	COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 2.52%
378	Carter’s, Inc.	$39,626
535	Columbia Sportswear Co.	46,534
7,157	Crocs, Inc.*	129,613
950	Deckers Outdoor Corp.*	107,189
728	Oxford Industries, Inc.	67,063
322	Ralph Lauren Corp.	43,464
		433,489
	Thrifts & Mortgage Finance – 0.17%
1,555	PennyMac Financial Services, Inc. – Class A*	29,778

	Trading Companies & Distributors – 0.92%
234	Applied Industrial Technologies, Inc.	17,468
669	Beacon Roofing Supply, Inc.*	28,152
1,477	BlueLinx Holdings, Inc.*	50,321
1,382	Rush Enterprises, Inc. – Class A*	62,314
		158,255
	Total Common Stocks (Cost $14,831,606)	16,959,087
	Total Investments in Securities (Cost $14,831,606) – 98.51%	16,959,087
	Other Assets in Excess of Liabilities – 1.49%	255,822
	Net Assets – 100.00%	$17,214,909

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at July 31, 2018

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
ASSETS
Investments in securities, at value (cost $9,549,598,
$9,597,023, and $129,959,762, respectively)	$10,847,532	$10,512,267	$137,542,851
Cash	157,709	95,853	2,131,015
Receivables:
Securities sold	—	—	85,457
Fund shares issued	—	442	356,401
Dividends	7,492	22,632	130,297
Dividend tax reclaim	—	53,020	1,056
Due from Advisor (Note 4)	18,435	6,232	—
Prepaid expenses	9,375	3,797	982
Total assets	11,040,543	10,694,243	140,248,059
LIABILITIES
Payables:
Securities purchased	—	—	61,748
Distributions payable	—	9,533	—
Fund shares redeemed	1,849	1,700	26,115
Administration fees	12,835	9,050	8,850
Audit fees	22,900	19,900	19,900
Transfer agent fees and expenses	12,229	5,513	11,289
Due to Advisor (Note 4)	—	—	52,434
Custody fees	2,621	1,069	1,858
Legal fees	1,210	1,216	1,316
Fund accounting fees	12,492	8,182	8,215
Chief Compliance Officer fee	2,250	2,250	2,250
12b-1 distribution fees	20,659	—	—
Trustee fees and expenses	748	761	673
Shareholder reporting	10,713	3,407	4,393
Accrued other expenses	715	558	1,035
Total liabilities	101,221	63,139	200,076
NET ASSETS	$10,939,322	$10,631,104	$140,047,983

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at July 31, 2018

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$1,277,873	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	95,945	—	—
Net asset value and redemption price per share	$13.32	—	—
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$14.06	—	—
Class C Shares
Net assets applicable to shares outstanding	$4,009,050	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	317,442	—	—
Net asset value and offering price per share (Note 1)	$12.63	—	—
Class I Shares
Net assets applicable to shares outstanding	$5,652,399	$10,631,104	$140,047,983
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	429,933	870,311	9,475,924
Net asset value, offering and
redemption price per share	$13.15	$12.22	$14.78

COMPONENTS OF NET ASSETS
Paid-in capital	$9,641,388	$28,001,136	$125,898,712
Undistributed net investment income	—	5,492	703,754
Accumulated net realized gain/(loss) on investments	—	(18,290,768)	5,862,428
Net unrealized appreciation of investments	1,297,934	915,244	7,583,089
Net assets	$10,939,322	$10,631,104	$140,047,983

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at July 31, 2018

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
ASSETS
Investments in securities, at value
(cost $16,998,202 and $14,831,606, respectively)	$18,261,741	$16,959,087
Cash	87,805	296,950
Receivables:
Fund shares issued	15,220	4,779
Dividends	13,749	4,337
Dividend tax reclaim	429	—
Due from Advisor (Note 4)	2,435	—
Prepaid expenses	2,719	4,582
Total assets	18,384,098	17,269,735
LIABILITIES
Payables:
Fund shares redeemed	20	—
Administration fees	9,221	9,310
Audit fees	19,900	19,900
Transfer agent fees and expenses	5,320	6,623
Due to Advisor (Note 4)	—	412
Custody fees	1,509	2,293
Legal fees	1,134	1,242
Fund accounting fees	8,922	9,368
Chief Compliance Officer fee	2,250	2,250
Trustee fees and expenses	746	752
Shareholder reporting	2,082	2,163
Accrued other expenses	681	513
Total liabilities	51,785	54,826
NET ASSETS	$18,332,313	$17,214,909

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at July 31, 2018

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class I Shares
Net assets applicable to shares outstanding	$18,332,313	$17,214,909
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	1,270,396	982,868
Net asset value, offering and redemption price per share	$14.43	$17.51

COMPONENTS OF NET ASSETS
Paid-in capital	$16,417,643	$13,453,175
Undistributed net investment income/(loss)	70,160	(32,393)
Accumulated net realized gain on investments	580,981	1,666,646
Net unrealized appreciation of investments	1,263,529	2,127,481
Net assets	$18,332,313	$17,214,909

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations
For the Year Ended July 31, 2018

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $0, $36,060, and $6,284, respectively)	$263,054	$428,164	$1,888,752
Total income	263,054	428,164	1,888,752
Expenses
Advisory fees (Note 4)	69,593	72,320	407,196
Registration fees	53,246	18,666	36,947
Administration fees (Note 4)	50,782	35,542	34,988
Fund accounting fees (Note 4)	49,950	32,742	32,619
Transfer agent fees and expenses (Note 4)	47,440	21,073	45,602
12b-1 distribution fees – Class A (Note 5)	2,854	—	—
12b-1 distribution fees – Class C (Note 5)	24,291	—	—
Audit fees	23,296	20,296	20,297
Trustee fees and expenses	12,447	12,442	13,234
Custody fees (Note 4)	10,755	7,599	13,237
Chief Compliance Officer fee (Note 4)	8,998	8,998	8,998
Miscellaneous expense	6,716	6,107	6,132
Legal fees	6,106	6,778	6,451
Reports to shareholders	4,275	33	6,402
Insurance expense	1,722	1,688	2,926
Total expenses	372,471	244,284	635,029
Advisory fee waiver and
expense reimbursement (Note 4)	(269,406)	(134,136)	(75,544)
Net expenses	103,065	110,148	559,485
Net investment income	159,989	318,016	1,329,267
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	4,164,222	1,621,815	7,313,426
Net change in unrealized appreciation on investments	(2,459,490)	(459,696)	2,077,259
Net realized and unrealized gain on investments	1,704,732	1,162,119	9,390,685
Net increase in net assets
resulting from operations	$1,864,721	$1,480,135	$10,719,952

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations (Continued)
For the Year Ended July 31, 2018

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $1,299 and $1,019, respectively)	$235,714	$133,515
Total income	235,714	133,515
Expenses
Advisory fees (Note 4)	95,671	93,622
Registration fees	23,083	20,989
Administration fees (Note 4)	36,116	36,541
Fund accounting fees (Note 4)	35,483	36,920
Transfer agent fees and expenses (Note 4)	21,037	25,537
Audit fees	20,297	20,296
Trustee fees and expenses	12,529	12,556
Custody fees (Note 4)	16,711	12,867
Chief Compliance Officer fee (Note 4)	8,998	8,998
Miscellaneous expense	5,915	6,031
Legal fees	5,052	6,828
Reports to shareholders	1,215	2,347
Insurance expense	2,394	1,738
Total expenses	284,501	285,270
Advisory fee waiver and expense reimbursement (Note 4)	(173,073)	(99,587)
Net expenses	111,428	185,683
Net investment income/(loss)	124,286	(52,168)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	849,116	2,533,298
Net change in unrealized appreciation on investments	568,862	298,481
Net realized and unrealized gain on investments	1,417,978	2,831,779
Net increase in net assets resulting from operations	$1,542,264	$2,779,611

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2018	July 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$159,989	$426,704
Net realized gain on investments	4,164,222	8,424,064
Net change in unrealized appreciation on investments	(2,459,490)	(5,675,343)
Net increase in net assets resulting from operations	1,864,721	3,175,425

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(19,622)	(35,627)
Class C Shares	(29,383)	(83,665)
Class I Shares	(162,132)	(347,067)
From net realized gain on investments
Class A Shares	(356,661)	(106,256)
Class C Shares	(1,306,314)	(362,596)
Class I Shares	(2,405,474)	(911,576)
Total distributions to shareholders	(4,279,586)	(1,846,787)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(3,846,141)	(60,340,929)
Total decrease in net assets	(6,261,006)	(59,012,291)

NET ASSETS
Beginning of year	17,200,328	76,212,619
End of year	$10,939,322	$17,200,328
Includes undistributed net investment income of	$—	$132,917

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)	A summary of share transactions is as follows:

	Year Ended	Year Ended
	July 31, 2018	July 31, 2017
Class A Shares
Net proceeds from shares sold	$498,736	$403,167
Distributions reinvested	339,562	133,579
Payment for shares redeemed	(1,252,243)+	(903,224)
Net decrease in net assets from capital share transactions	$(413,945)	$(366,478)
+ Net of redemption fees of	$311	$—

Class C Shares
Net proceeds from shares sold	$298,612	$417,050
Distributions reinvested	1,230,612	443,108
Payment for shares redeemed	(2,580,604)	(4,270,160)
Net decrease in net assets from capital share transactions	$(1,051,380)	$(3,410,002)

Class I Shares
Net proceeds from shares sold	$1,001,924	$2,966,143
Distributions reinvested	2,223,546	1,030,987
Payment for shares redeemed	(5,606,286)+	(60,561,579)+
Net decrease in net assets from capital share transactions	$(2,380,816)	$(56,564,449)
+ Net of redemption fees of	$167	$5,583
	$(3,846,141)	$(60,340,929)

Class A Shares
Shares sold	37,261	26,309
Shares issued on reinvestment of distributions	27,833	8,771
Shares redeemed	(82,900)	(61,046)
Net decrease in shares outstanding	(17,806)	(25,966)

Class C Shares
Shares sold	24,323	27,740
Shares issued on reinvestment of distributions	106,362	30,246
Shares redeemed	(171,642)	(295,524)
Net decrease in shares outstanding	(40,957)	(237,538)

Class I Shares
Shares sold	70,241	199,582
Shares issued on reinvestment of distributions	184,833	68,277
Shares redeemed	(393,122)	(4,141,507)
Net decrease in shares outstanding	(138,048)	(3,873,648)
	(196,811)	(4,137,152)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2018	July 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$318,016	$388,761
Net realized gain on investments	1,621,815	570,478
Net change in unrealized
appreciation/(depreciation) on investments	(459,696)	1,010,492
Net increase in net assets resulting from operations	1,480,135	1,969,731

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(312,443)	(389,671)
Total distributions to shareholders	(312,443)	(389,671)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(1,731,139)	(10,365,757)
Total decrease in net assets	(563,447)	(8,785,697)

NET ASSETS
Beginning of year	11,194,551	19,980,248
End of year	$10,631,104	$11,194,551
Includes undistributed net investment income of	$5,492	$—

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$723,874	$313,419
Distributions reinvested	192,395	219,605
Payment for shares redeemed	(2,647,408)+	(10,898,781)+
Net decrease in net assets from capital share transactions	$(1,731,139)	$(10,365,757)
+ Net of redemption fees of	$14	$335

Class I Shares
Shares sold	62,395	29,959
Shares issued on reinvestment of distributions	16,189	21,090
Shares redeemed	(222,763)	(1,061,735)
Net decrease in shares outstanding	(144,179)	(1,010,686)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2018	July 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,329,267	$517,731
Net realized gain on investments	7,313,426	1,052,192
Net change in unrealized appreciation on investments	2,077,259	4,983,621
Net increase in net assets resulting from operations	10,719,952	6,553,544

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(849,782)	(204,550)
From net realized gain on investments
Class I Shares	(1,625,348)	—
Total distributions to shareholders	(2,475,130)	(204,550)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	74,967,760	35,202,744
Total increase in net assets	83,212,582	41,551,738

NET ASSETS
Beginning of year	56,835,401	15,283,663
End of year	$140,047,983	$56,835,401
Includes undistributed net investment income of	$703,754	$368,390

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$86,019,073	$41,128,232
Distributions reinvested	1,754,095	131,700
Payment for shares redeemed	(12,805,408)+	(6,057,188)+
Net increase in net assets from capital share transactions	$74,967,760	$35,202,744
+ Net of redemption fees of	$13,514	$1,639

Class I Shares
Shares sold	5,961,235	3,373,817
Shares issued on reinvestment of distributions	124,847	10,902
Shares redeemed	(897,068)	(503,700)
Net increase in shares outstanding	5,189,014	2,881,019

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2018	July 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$124,286	$56,107
Net realized gain on investments	849,116	212,209
Net change in unrealized appreciation on investments	568,862	587,245
Net increase in net assets resulting from operations	1,542,264	855,561

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(67,293)	(49,958)
From net realized gain on investments
Class I Shares	(406,868)	—
Total distributions to shareholders	(474,161)	(49,958)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	10,002,875	3,827,236
Total increase in net assets	11,070,978	4,632,839

NET ASSETS
Beginning of year	7,261,335	2,628,496
End of year	$18,332,313	$7,261,335
Includes undistributed net investment income of	$70,160	$19,344

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$10,302,805	$4,157,720
Distributions reinvested	410,973	46,638
Payment for shares redeemed	(710,903)+	(377,122)+
Net increase in net assets from capital share transactions	$10,002,875	$3,827,236
+ Net of redemption fees of	$1,112	$265

Class I Shares
Shares sold	743,928	333,018
Shares issued on reinvestment of distributions	30,854	3,638
Shares redeemed	(51,884)	(30,226)
Net increase in shares outstanding	722,898	306,430

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2018	July 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(52,168)	$39,466
Net realized gain on investments	2,533,298	1,539,972
Net change in unrealized appreciation on investments	298,481	552,099
Net increase in net assets resulting from operations	2,779,611	2,131,537

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(38,646)	(45,587)
From net realized gain on investments
Class I Shares	(1,263,247)	—
Total distributions to shareholders	(1,301,893)	(45,587)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	1,069,261	(1,721,384)
Total increase in net assets	2,546,979	364,566

NET ASSETS
Beginning of year	14,667,930	14,303,364
End of year	$17,214,909	$14,667,930
Includes undistributed net investment income/(loss) of	$(32,393)	$38,646

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$1,899,867	$1,803,948
Distributions reinvested	741,243	26,980
Payment for shares redeemed	(1,571,849)	(3,552,312)+
Net increase/(decrease) in net assets from capital share transactions	$1,069,261	$(1,721,384)
+ Net of redemption fees of	$—	$76

Class I Shares
Shares sold	114,560	121,245
Shares issued on reinvestment of distributions	47,853	1,790
Shares redeemed	(94,736)	(232,613)
Net increase/(decrease) in shares outstanding	67,677	(109,578)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the year

Class A Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$16.85	$14.87	$15.91	$17.07	$15.98

Income from investment operations:
Net investment income†	0.17	0.20	0.18	0.17	0.12
Net realized and unrealized
gain/(loss) on investments	2.01	3.05	(0.01)	1.17	2.35
Total from investment operations	2.18	3.25	0.17	1.34	2.47

Less distributions:
From net investment income	(0.30)	(0.32)	(0.08)	(0.07)	(0.13)
From net realized gain on investments	(5.41)	(0.95)	(1.16)	(2.43)	(1.25)
Total distributions	(5.71)	(1.27)	(1.24)	(2.50)	(1.38)

Redemption fees retained	0.00 †^	—	0.03 †	—	—

Net asset value, end of year	$13.32	$16.85	$14.87	$15.91	$17.07

Total return	16.06%	22.78%	1.45%	8.19%	15.89%

Ratios/supplemental data:
Net assets, end of year (thousands)	$1,278	$1,916	$2,077	$2,379	$6,471

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	2.96%	2.01%	1.15%	1.03%	1.01%
After fee waiver and expense
reimbursement/recoupment	0.85%	0.85%	0.85%	0.93%#	1.23%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(0.91)%	0.13%	0.91%	0.93%	0.91%
After fee waiver and expense
reimbursement/recoupment	1.20%	1.29%	1.21%	1.03%	0.69%

Portfolio turnover rate	86.21%	60.54%	104.46%	81.23%	71.56%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.85%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the year

Class C Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$16.13	$14.30	$15.41	$16.68	$15.67

Income from investment operations:
Net investment income/(loss)†	0.12	0.08	0.07	0.04	(0.01)
Net realized and unrealized
gain/(loss) on investments	1.91	2.92	(0.02)	1.15	2.31
Total from investment operations	2.03	3.00	0.05	1.19	2.30

Less distributions:
From net investment income	(0.12)	(0.22)	—	(0.03)	(0.04)
From net realized gain on investments	(5.41)	(0.95)	(1.16)	(2.43)	(1.25)
Total distributions	(5.53)	(1.17)	(1.16)	(2.46)	(1.29)

Redemption fees retained	—	—	—	—	0.00 †^

Net asset value, end of year	$12.63	$16.13	$14.30	$15.41	$16.68

Total return	15.77%	21.83%	0.45%	7.40%	15.02%

Ratios/supplemental data:
Net assets, end of year (thousands)	$4,009	$5,782	$8,521	$10,082	$10,139

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	3.31%	2.71%	1.90%	1.77%	1.76%
After fee waiver and expense
reimbursement/recoupment	1.16%	1.60%	1.60%	1.67%#	1.98%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(1.26)%	(0.54)%	0.17%	0.14%	0.18%
After fee waiver and expense
reimbursement/recoupment	0.89%	0.57%	0.47%	0.24%	(0.04)%

Portfolio turnover rate	86.21%	60.54%	104.46%	81.23%	71.56%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 1.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the year

Class I Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$16.73	$14.77	$15.84	$17.04	$15.95

Income from investment operations:
Net investment income†	0.22	0.24	0.21	0.20	0.16
Net realized and unrealized
gain/(loss) on investments	1.97	3.03	(0.01)	1.18	2.35
Total from investment operations	2.19	3.27	0.20	1.38	2.51

Less distributions:
From net investment income	(0.36)	(0.36)	(0.11)	(0.15)	(0.17)
From net realized gain on investments	(5.41)	(0.95)	(1.16)	(2.43)	(1.25)
Total distributions	(5.77)	(1.31)	(1.27)	(2.58)	(1.42)

Redemption fees retained†^	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$13.15	$16.73	$14.77	$15.84	$17.04

Total return	16.36%	23.14%	1.46%	8.49%	16.18%

Ratios/supplemental data:
Net assets, end of year (thousands)	$5,652	$9,502	$65,615	$106,675	$119,470

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	2.72%	1.31%	0.90%	0.77%	0.76%
After fee waiver and expense
reimbursement/recoupment	0.60%	0.60%	0.60%	0.67%#	0.98%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(0.62)%	0.91%	1.15%	1.15%	1.18%
After fee waiver and expense
reimbursement/recoupment	1.50%	1.62%	1.45%	1.25%	0.96%

Portfolio turnover rate	86.21%	60.54%	104.46%	81.23%	71.56%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the year

Class I Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.03	$9.87	$9.97	$13.59	$11.96

Income from investment operations:
Net investment income†	0.34	0.29	0.34	0.38	0.72
Net realized and unrealized
gain/(loss) on investments	1.19	1.17	(0.10)	(2.78)	1.60
Total from investment operations	1.53	1.46	0.24	(2.40)	2.32

Less distributions:
From net investment income	(0.34)	(0.30)	(0.34)	(0.44)	(0.68)
From net realized gain on investments	—	—	—	(0.78)	(0.01)
Total distributions	(0.34)	(0.30)	(0.34)	(1.22)	(0.69)

Redemption fees retained†^	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$12.22	$11.03	$9.87	$9.97	$13.59

Total return	14.03%	15.02%	2.74%	-18.11%	19.64%

Ratios/supplemental data:
Net assets, end of year (thousands)	$10,631	$11,195	$19,980	$37,492	$127,799

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	2.20%	1.86%	1.40%	0.94%#	0.87%
After fee waiver and expense
reimbursement/recoupment	0.99%	0.99%	0.99%	1.02%#	0.99%

Ratio of net investment income
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	1.65%	1.89%	3.23%	3.34%	5.64%
After fee waiver and expense
reimbursement/recoupment	2.86%	2.76%	3.64%	3.26%	5.52%

Portfolio turnover rate	64.04%	37.49%	47.61%	50.89%	45.47%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares and Class C shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
			February 26, 2016*
	Year Ended	Year Ended	to
	July 31, 2018	July 31, 2017	July 31, 2016
Net asset value, beginning of period	$13.26	$10.87	$10.00

Income from investment operations:
Net investment income†	0.22	0.22	0.08
Net realized and unrealized gain on investments	1.82	2.29	0.79
Total from investment operations	2.04	2.51	0.87

Less distributions:
From net investment income	(0.18)	(0.12)	—
From net realized gain on investments	(0.34)	—	—
Total distributions	(0.52)	(0.12)	—

Redemption fees retained†^	0.00	0.00	0.00

Net asset value, end of period	$14.78	$13.26	$10.87

Total return	15.58%	23.25%	8.70	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$140,048	$56,835	$15,284

Ratio of expenses to average net assets:
Before expense reimbursement	0.74%	1.20%	2.98	%+
After expense reimbursement	0.65%	0.65%	0.65	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	1.46%	1.23%	(0.63	)%+
After expense reimbursement	1.55%	1.78%	1.70	%+

Portfolio turnover rate	50.95%	63.30%	2.32	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
			February 26, 2016*
	Year Ended	Year Ended	to
	July 31, 2018	July 31, 2017	July 31, 2016
Net asset value, beginning of period	$13.26	$10.90	$10.00

Income from investment operations:
Net investment income†	0.15	0.20	0.05
Net realized and unrealized gain on investments	1.74	2.31	0.84
Total from investment operations	1.89	2.51	0.89

Less distributions:
From net investment income	(0.10)	(0.15)	—
From net realized gain on investments	(0.62)	—	—
Total distributions	(0.72)	(0.15)	—

Redemption fees retained	0.00 †^	0.00 †^	0.01	†

Net asset value, end of period	$14.43	$13.26	$10.90

Total return	14.70%	23.04%	9.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$18,332	$7,261	$2,628

Ratio of expenses to average net assets:
Before expense reimbursement	2.53%	4.80%	10.64	%+
After expense reimbursement	0.99%	0.99%	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.43)%	(2.21)%	(8.57	)%+
After expense reimbursement	1.11%	1.60%	1.08	%+

Portfolio turnover rate	67.10%	77.61%	19.10	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the year

Class I Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$16.03	$13.96	$14.79	$15.54	$16.18

Income from investment operations:
Net investment income/(loss)†	(0.05)	0.04	0.05	0.09	0.00 ^
Net realized and unrealized
gain on investments	2.99	2.07	0.05	1.11	1.76
Total from investment operations	2.94	2.11	0.10	1.20	1.76

Less distributions:
From net investment income	(0.04)	(0.04)	(0.05)	—	—
From net realized gain on investments	(1.42)	—	(0.88)	(1.95)	(2.40)
Total distributions	(1.46)	(0.04)	(0.93)	(1.95)	(2.40)

Redemption fees retained	—	0.00 †^	0.00 †^	0.00 †^	—

Net asset value, end of year	$17.51	$16.03	$13.96	$14.79	$15.54

Total return	19.51%	15.17%	0.87%	8.54%	10.83%

Ratios/supplemental data:
Net assets, end of year (thousands)	$17,215	$14,668	$14,303	$17,930	$7,516

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.83%	1.84%	1.83%	1.95%#	2.54%
After fee waiver and
expense reimbursement	1.19%	1.19%	1.19%	1.19%#	1.19%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	(0.97)%	(0.38)%	(0.30)%	(0.15)%	(1.34)%
After fee waiver and
expense reimbursement	(0.33)%	0.27%	0.34%	0.61%	0.01%

Portfolio turnover rate	84.81%	99.34%	90.41%	83.71%	98.91%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at July 31, 2018

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”), the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund, which are each diversified funds, began operations on August 16, 2010. The Market Leaders Value Fund and Small Cap Value Fund, which are each diversified funds, began operations on February 26, 2016. The investment objectives of the All Cap Core, Market Leaders Value, Small Cap Value and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund currently offers Class A shares, Class C shares and Class I shares. The Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and the Small/Mid Cap Growth Fund currently offer only Class I shares.

Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the All Cap Core Fund’s, Enhanced Dividend Fund’s and Small/Mid Cap Growth Fund’s returns filed for open tax years 2015-2017, or on the Market Leaders Value Fund’s and Small Cap Value Fund’s returns filed for open tax years 2016-2017, or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2018

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended July 31, 2018, the Funds made the following permanent tax adjustments, due to equalization and net losses, on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
All Cap Core Fund	$(81,769)	$(2,792,187)	$2,873,956
Enhanced Dividend Fund	(81)	81	—
Market Leaders Value Fund	(144,121)	(792,570)	936,691
Small Cap Value Fund	(6,177)	(42,083)	48,260
Small/Mid Cap Growth Fund	19,775	(190,480)	170,705

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

During the year ended July 31, 2018, the Funds retained redemption fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$311	$—	$167
Enhanced Dividend Fund	N/A	N/A	14
Market Leaders Value Fund	N/A	N/A	13,514
Small Cap Value Fund	N/A	N/A	1,112
Small/Mid Cap Growth Fund	N/A	N/A	—

G.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2018

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

I.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of July 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2018

NOTE 3 – SECURITIES VALUATION (Continued)

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2018:

All Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,552,625	$—	$—	$1,552,625
Consumer Staples	965,623	—	—	965,623
Energy	960,706	—	—	960,706
Financials	1,800,193	—	—	1,800,193
Health Care	1,145,336	—	—	1,145,336
Industrials	1,304,654	—	—	1,304,654
Information Technology	2,515,464	—	—	2,515,464
Materials	476,990	—	—	476,990
Real Estate	76,953	—	—	76,953
Telecommunication Services	48,988	—	—	48,988
Total Common Stocks	10,847,532	—	—	10,847,532
Total Investments in Securities	$10,847,532	$—	$—	$10,847,532

Enhanced Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,081,404	$—	$—	$2,081,404
Consumer Staples	663,864	—	—	663,864
Energy	1,271,739	—	—	1,271,739
Financials	2,517,323	—	—	2,517,323
Health Care	228,042	—	—	228,042
Industrials	879,516	—	—	879,516
Information Technology	868,762	—	—	868,762
Materials	1,064,304	—	—	1,064,304
Telecommunication Services	937,313	—	—	937,313
Total Common Stocks	10,512,267	—	—	10,512,267
Total Investments in Securities	$10,512,267	$—	$—	$10,512,267

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2018

NOTE 3 – SECURITIES VALUATION (Continued)

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$15,750,520	$—	$—	$15,750,520
Consumer Staples	15,151,065	—	—	15,151,065
Energy	16,619,868	—	—	16,619,868
Financials	42,656,844	—	—	42,656,844
Health Care	7,829,197	—	—	7,829,197
Industrials	11,312,573	—	—	11,312,573
Information Technology	19,232,000	—	—	19,232,000
Materials	8,909,735	—	—	8,909,735
Telecommunication Services	81,049	—	—	81,049
Total Common Stocks	137,542,851	—	—	137,542,851
Total Investments in Securities	$137,542,851	$—	$—	$137,542,851

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,299,621	$—	$—	$3,299,621
Consumer Staples	1,029,614	—	—	1,029,614
Energy	1,693,858	—	—	1,693,858
Financials	3,194,197	—	—	3,194,197
Health Care	1,078,645	—	—	1,078,645
Industrials	3,308,020	—	—	3,308,020
Information Technology	2,369,916	—	—	2,369,916
Materials	1,743,264	—	—	1,743,264
Real Estate	544,606	—	—	544,606
Total Common Stocks	18,261,741	—	—	18,261,741
Total Investments in Securities	$18,261,741	$—	$—	$18,261,741

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,988,992	$—	$—	$2,988,992
Consumer Staples	578,021	—	—	578,021
Energy	543,234	—	—	543,234
Financials	1,417,459	—	—	1,417,459
Health Care	2,718,431	—	—	2,718,431
Industrials	2,885,104	—	—	2,885,104
Information Technology	4,300,370	—	—	4,300,370
Materials	1,153,651	—	—	1,153,651
Real Estate	255,051	—	—	255,051
Telecommunication Services	118,774	—	—	118,774
Total Common Stocks	16,959,087	—	—	16,959,087
Total Investments in Securities	$16,959,087	$—	$—	$16,959,087

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at July 31, 2018, the end of the reporting period. During the year ended July 31, 2018, the Funds recognized no transfers between levels.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2018

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended July 31, 2018, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65% and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the Market Leaders Value Fund, the fees are calculated at an annual rate of 0.55% of average daily net assets for the first $25 million of assets, 0.45% of the Fund’s average daily net assets for the next $75 million of assets, and 0.35% of the Fund’s average daily net assets in excess of $100 million.  For the Small Cap Value Fund, the fees are calculated at an annual rate of 0.85% of average daily net assets for the first $25 million of assets, 0.75% of the Fund’s average daily net assets for the next $75 million of assets, and 0.60% of the Fund’s average daily net assets in excess of $100 million.  For the year ended July 31, 2018, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund incurred $69,593, $72,320, $407,196, $95,671 and $93,622 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has agreed to temporarily reduce, through at least November 27, 2018, fees payable to it by the All Cap Core Fund, Market Leaders Value Fund and the Small Cap Value Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	0.85%	1.60%	0.60%
Market Leaders Value Fund	—	—	0.65%
Small Cap Value Fund	—	—	0.99%

	percent of average daily net assets

The Advisor has contractually, through at least November 27, 2018, agreed to reduce fees payable to it by the Enhanced Dividend Fund and the Small/Mid Cap Growth Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses to as follows:

Class I
Enhanced Dividend Fund	0.99%
Small/Mid Cap Growth Fund	1.19%

percent of average daily net assets

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the year ended July 31, 2018, the Advisor reduced its fees and/or made expense payments in the amount of $269,406, $134,136, $75,544, $173,073 and $99,587 for the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund, respectively.

The Advisor is not able to recoup the fees waived of $269,406, $75,544 and $173,073 in the All Cap Core Fund, Market Leaders Value Fund and Small Cap Value Fund, respectively, which are subject to the temporary expense limitation.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2018

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Cumulative expenses subject to recapture and the date of expiration are as follows:

	7/31/2019	7/31/2020	7/31/2021	Total
Enhanced Dividend Fund	$98,030	$123,137	$134,136	$355,303
Small/Mid Cap Growth Fund	93,949	96,308	99,587	289,844

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust was previously considered an Interested Trustee and an affiliate of USBFS and U.S. Bank N.A.  Effective January 1, 2018, this same Trustee became an Independent Trustee.

For the year ended July 31, 2018, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

		Enhanced	Market	Small	Small/Mid
	All Cap	Dividend	Leaders	Cap Value	Cap Growth
	Core Fund	Fund	Value Fund	Fund	Fund
Administration	$50,782	$35,542	$34,988	$36,116	$36,541
Fund Accounting	49,950	32,742	32,619	35,483	36,920
Transfer Agency
(excludes out-of-pocket expenses)	37,288	15,655	32,974	17,195	19,466
Chief Compliance Officer	8,998	8,998	8,998	8,998	8,998
Custody	10,755	7,599	13,237	16,711	12,867

At July 31, 2018, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

		Enhanced	Market	Small	Small/Mid
	All Cap	Dividend	Leaders	Cap Value	Cap Growth
	Core Fund	Fund	Value Fund	Fund	Fund
Administration	$12,835	$9,050	$8,850	$9,221	$9,310
Fund Accounting	12,492	8,182	8,215	8,922	9,368
Transfer Agency
(excludes out-of-pocket expenses)	9,359	3,947	8,837	4,343	4,881
Chief Compliance Officer	2,250	2,250	2,250	2,250	2,250
Custody	2,621	1,069	1,858	1,509	2,293

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The All Cap Core Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the All Cap Core Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the All Cap Core Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to,

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2018

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN (Continued)

advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended July 31, 2018, the All Cap Core Fund paid the Distributor $2,854 and $24,291 for Class A and Class C shares, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.15% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended July 31, 2018, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund did not accrue shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$10,937,789	$18,952,491
Enhanced Dividend Fund	6,997,510	8,659,643
Market Leaders Value Fund	115,586,720	43,476,749
Small Cap Value Fund	17,256,950	7,509,324
Small/Mid Cap Growth Fund	13,061,628	13,469,414

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, and Small/Mid Cap Growth Fund each have lines of credit in the amount of $1,000,000.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended July 31, 2018, the Funds did not draw upon their lines of credit.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2018

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended July 31, 2018 and the year ended July 31, 2017 was as follows:

	July 31, 2018	July 31, 2017
All Cap Core Fund
Ordinary income	$610,798	$466,359
Long-term capital gains	3,668,788	1,380,428

Enhanced Dividend Fund
Ordinary income	312,443	389,671

Market Leaders Value Fund
Ordinary income	1,030,609	204,550
Long-term capital gains	1,444,521	—

Small Cap Value Fund
Ordinary income	67,293	49,958
Long-term capital gains	406,868	—

Small/Mid Cap Growth Fund
Ordinary income	38,646	45,587
Long-term capital gains	1,263,247	—

As of July 31, 2018, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap Core	Enhanced	Market Leaders
	Fund	Dividend Fund	Value Fund
Cost of investments (a)	$9,549,598	$9,601,204	$129,977,957
Gross tax unrealized appreciation	1,552,338	1,397,360	12,016,332
Gross tax unrealized depreciation	(254,404)	(486,297)	(4,451,438)
Net tax unrealized appreciation (a)	1,297,934	911,063	7,564,894
Undistributed ordinary income	—	5,492	1,379,717
Undistributed long-term capital gain	—	—	5,204,660
Total distributable earnings	—	5,492	6,584,377
Other accumulated gains/(losses)	—	(18,286,587)	—
Total accumulated earnings/(losses)	$1,297,934	$(17,370,032)	$14,149,271

		Small Cap	Small/Mid Cap
		Value Fund	Growth Fund
Cost of investments (a)		$17,000,485	$14,831,606
Gross tax unrealized appreciation		1,958,937	2,583,263
Gross tax unrealized depreciation		(697,691)	(455,782)
Net tax unrealized appreciation (a)		1,261,246	2,127,481
Undistributed ordinary income		70,160	—
Undistributed long-term capital gain		583,264	1,666,646
Total distributable earnings		653,424	1,666,646
Other accumulated gains/(losses)		—	(32,393)
Total accumulated earnings/(losses)		$1,914,670	$3,761,734

(a)	Any differences between the book basis and tax basis net unrealized appreciation and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2018

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

At July 31, 2018, the Enhanced Dividend Fund had short-term and long-term capital loss carryforwards of $17,377,518 and $909,069, respectively.  These capital losses may be carried forward indefinitely to offset future gains.

At July 31, 2018, the Small/Mid Cap Growth Fund deferred, on a tax basis, late-year ordinary losses of $32,393.  These losses were incurred between January 1, 2018 and July 31, 2018, and are deemed to arise on August 1, 2018.

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Sector Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

•
Depositary Receipt Risk. The Funds’ equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Value Style Investing Risk. At times when the value investing style is out of favor, the Funds may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

O’Shaughnessy Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Advisors Series Trust and
Shareholders of
O’Shaughnessy Mutual Funds

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value Fund, and O’Shaughnessy Small/Mid Cap Growth Fund, each a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and with respect to the O’Shaughnessy Market Leaders Value Fund and O’Shaughnessy Small Cap Value Fund for each of the two years then ended and for the period February 26, 2016 (commencement of operations) to July 31, 2016, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2018, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 28, 2018

O’Shaughnessy Mutual Funds

Notice to Shareholders
at July 31, 2018 (Unaudited)

For the year ended July 31, 2018, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund designated $610,798, $312,443, $1,030,609, $67,293 and $38,646, respectively, as ordinary income. For the year ended July 31, 2018, the All Cap Core Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund designated $3,668,788, $1,444,521, $406,868 and $1,263,247 as long-term capital gains for purposes of the dividends paid deduction.

For the year ended July 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 51.85%, 100.00%, 95.67%, 100.00% and 100.00% for the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2018 was 46.41%, 42.39%, 82.66%, 100.00% and 100.00% for the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended July 31, 2018 was 65.43%, 0.00%, 17.55%, 0.00% and 0.00% for the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund, respectively.

Pursuant to Section 853 of the Internal Revenue Code, the Enhanced Dividend Fund designated the following amounts as foreign taxes paid for the year ended July 31, 2018.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

		Per Share
Gross Foreign	Foreign Taxes	Gross Foreign	Foreign Taxes	Shares Outstanding
Source Income	Pass-through	Source Income	Pass-through	at 7/31/18
$464,224	$28,349	$0.53340030	$0.03257388	870,311

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

O’Shaughnessy Mutual Funds

Notice to Shareholders (Continued)
at July 31, 2018 (Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
				Portfolios	Other
		Term of		in Fund	Directorships
	Position	Office and		Complex	Held During
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Past Five
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)
Independent Trustees(1)

Gail S. Duree (age 72)	Trustee	Indefinite	Director, Alpha Gamma Delta	5	Trustee,
615 E. Michigan Street		term; since	Housing Corporation (collegiate		Advisors Series
Milwaukee, WI 53202		March 2014.	housing management) (2012 to		Trust (for series
			present); Trustee and Chair		not affiliated with
			(2000 to 2012), New Covenant		the Funds);
			Mutual Funds (1999 to 2012);		Independent
			Director and Board Member,		Trustee from
			Alpha Gamma Delta Foundation		1999 to 2012,
			(philanthropic organization)		New Covenant
			(2005 to 2011).		Mutual Funds
(an open-end
investment
company with
four portfolios).

David G. Mertens (age 58)	Trustee	Indefinite	Retired; formerly Managing	5	Trustee,
615 E. Michigan Street		term*; since	Director and Vice President,		Advisors Series
Milwaukee, WI 53202		March 2017.	Jensen Investment Management,		Trust (for series
			Inc. (a privately-held investment		not affiliated with
			advisory firm) (2002 to 2017).		the Funds).

George J. Rebhan (age 84)	Chairman	Indefinite	Retired; formerly President,	5	Trustee,
615 E. Michigan Street	of the	term; since	Hotchkis and Wiley Funds		Advisors Series
Milwaukee, WI 53202	Board and	May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
	Trustee				not affiliated with
the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

Joe D. Redwine(4) (age 71)	Trustee	Indefinite	Retired; formerly President,	5	Trustee,
615 E. Michigan Street		term; since	CEO, U.S. Bancorp Fund		Advisors Series
Milwaukee, WI 53202		January 2018.	Services, LLC (May 1991 to		Trust (for series
			July 2017); formerly Manager,		not affiliated with
			U.S. Bancorp Fund Services,		the Funds).
LLC (1998 to July 2017).

O’Shaughnessy Mutual Funds

Information About Trustees and Officers (Continued)
(Unaudited)

Number of
				Portfolios	Other
		Term of		in Fund	Directorships
	Position	Office and		Complex	Held During
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Past Five
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)
Raymond B. Woolson (age 59)	Trustee	Indefinite	President, Apogee Group, Inc.	5	Trustee,
615 E. Michigan Street		term*; since	(financial consulting firm)		Advisors Series
Milwaukee, WI 53202		January 2016.	(1998 to present).		Trust (for series
not affiliated with
the Funds);
Independent
Trustee,
DoubleLine
Funds Trust (an
open-end
investment
company with
15 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income
Solutions Fund,
from 2010
to present;
Independent
Trustee,
DoubleLine
Equity Funds
from 2010
to 2016.

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Officers

Douglas G. Hess (age 51)	President,	Indefinite	Senior Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	Chief	term; since	Fund Services, LLC (March 1997 to present).
Milwaukee, WI 53202	Executive	June 2003.
Officer and
Principal
Executive
Officer

Cheryl L. King (age 56)	Treasurer	Indefinite	Vice President, Compliance and Administration, U.S. Bancorp Fund
615 E. Michigan Street	and	term; since	Services, LLC (October 1998 to present).
Milwaukee, WI 53202	Principal	December 2007.
Financial
Officer

Kevin J. Hayden (age 47)	Assistant	Indefinite	Assistant Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	Treasurer	term; since	Fund Services, LLC (June 2005 to present).
Milwaukee, WI 53202		September 2013.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers (Continued)
(Unaudited)

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Michael L. Ceccato (age 60)	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC and Vice
615 E. Michigan Street	President,	term; since	President, U.S. Bank N.A. (February 2008 to present).
Milwaukee, WI 53202	Chief	September 2009.
Compliance
Officer and
AML Officer

Emily R. Enslow, Esq. (age 31)	Secretary	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to present);
615 E. Michigan Street		term; since	Proxy Voting Coordinator and Class Action Administrator, Artisan
Milwaukee, WI 53202		December 2017.	Partners Limited Partnership (September 2012 to July 2013).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of July 31, 2018, the Trust was comprised of 41 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	Mr. Redwine became an Independent Trustee on January 1, 2018. Previously he was an Interested Trustee.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-877-291-7827.

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2018	FYE 7/31/2017
Audit Fees	$87,500	$85,000
Audit-Related Fees	N/A	N/A
Tax Fees	$18,000	$17,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2018	FYE 7/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2018	FYE 7/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date   10/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date   10/5/18

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer/Principal Financial Officer

Date   10/5/18

* Print the name and title of each signing officer under his or her signature.